UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22575

                    J.P. Morgan Access Multi-Strategy Fund II

(Exact name of registrant as specified in charter)

270 Park Avenue, Floor 22

                                     New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue, Floor 9

                                         New York, NY 10017

(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments

December 31, 2012

(Unaudited)

			% of
Investment Fund	Cost ($)	Fair Value ($)	Net Assets	Liquidity (d)

Diversified
D.E. Shaw Composite International Fund, Ltd.	6,550,000	7,357,914	4.12	Quarterly
OZ Overseas Fund II, Ltd.	11,750,000	12,918,309	7.25	Quarterly
Paloma International, Ltd.	4,570,000	4,700,636	2.64	Quarterly

Total	22,870,000	24,976,859	14.01

Event Driven - Core
Paulson Enhanced Ltd. (a)	6,900,000	7,596,368	4.26	Quarterly
Pershing Square International, Ltd.	6,900,000	7,454,771	4.18	Quarterly
Third Point Offshore Fund, Ltd. (a)	9,550,000	10,921,038	6.13	Quarterly

Total	23,350,000	25,972,177	14.57

Event Driven - Distressed
Caspian Select Credit International, Ltd.	2,850,000	3,196,492	1.79	Quarterly
Perella Weinberg Partners Xerion Offshore Fund Ltd.	498,728	519,960	0.29	Quarterly
York Credit Opportunities Unit Trust	8,900,000	9,952,012	5.58	Quarterly

Total	12,248,728	13,668,464	7.66

Long/Short Equities
Brahman Partners II Offshore, Ltd. (a)	8,150,000	8,784,223	4.93	Quarterly
Glenview Capital Partners, Ltd. (a)	7,900,000	9,357,560	5.24	Quarterly
Maverick Fund, Ltd.	7,400,000	7,767,926	4.36	Monthly
OZ Asia Overseas Fund, Ltd.	6,850,000	7,137,465	4.00	Quarterly
Standard Pacific Capital Offshore Fund, Ltd. (a)	6,050,000	5,626,456	3.16	Quarterly
TPG-Axon Partners (Offshore), Ltd.	6,750,000	7,375,533	4.14	Quarterly

Total	43,100,000	46,049,163	25.83

Opportunistic/Macro
Blue Trend Fund Ltd.	5,200,000	5,204,428	2.92	Monthly
D.E. Shaw Oculus International Fund Ltd.	6,800,000	8,287,418	4.65	Quarterly
Man Systematic TailProtect Offshore Fund Ltd.	1,500,000	1,400,137	0.78	Monthly
Two Sigma Horizon Cayman Fund, Ltd. (a)	8,840,000	9,494,887	5.33	Quarterly
Winton Futures Fund Ltd. (a)	9,000,000	8,715,678	4.89	Monthly

Total	31,340,000	33,102,548	18.57

Relative Value
Blue Mountain Long/Short Credit Fund Ltd.	7,200,000	7,324,356	4.11	Monthly
Bocage Global Resources Offshore Fund	7,000,000	7,149,492	4.01	Monthly
Southpaw Credit Opportunity Fund (FTE) Ltd.	6,800,000	7,138,196	4.00	Quarterly

Total	21,000,000	21,612,044	12.12

Total Investments in Investment Funds	153,908,728	165,381,255	92.76

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments (continued)

December 31, 2012

(Unaudited)

			% of
	Cost ($)	Fair Value ($)	Net Assets	Liquidity (d)
Short-Term Investment

Investment Company
J.P. Morgan Prime Money Market Fund, Institutional Class Shares, 0.01% (b), (c)	690,820	690,820	0.39	Daily

Total Investments	154,599,548	166,072,075	93.15

Other Assets in excess of Liabilities		12,215,664	6.85

Net Assets		178,287,739	100.00

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2012.
(d)	Certain funds may be subject to an initial lockup period.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments (continued)

December 31, 2012

(Unaudited)

Investment Strategy as a Percentage of Total Investments

Diversified	15.04%
Event Driven - Core	15.64%
Event Driven - Distressed	8.23%
Long/Short Equities	27.73%
Opportunistic/Macro	19.93%
Relative Value	13.01%
Short-Term Investment	0.42%

Total	100.00%

The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 15% to 25% of net profits earned.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Schedule of Investments

December 31, 2012

(Unaudited)

Valuation of Investments

The net asset value of J.P. Morgan Access Multi-Strategy Fund II (the “Fund”) is determined as of the last day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Trustees (the “Board”). The Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

On a monthly basis, the Fund uses the net asset value to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end net asset value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements. Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate. As of December 31, 2012, none of the Investment Funds’ investments were held by such side pockets.

The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s investments. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding fair value measurements and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Schedule of Investments (continued)

December 31, 2012

(Unaudited)

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing, and at least a quarterly, basis with the VC and Board, as applicable. The appropriateness of fair values is assessed based on results of due diligence procedures performed on the valuation of the underlying Investment Funds.

Investments in other open-end investment companies are valued at such company’s net asset value per share as of the valuation date.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below

•	Level 1 inputs are quoted prices in active markets for identical securities;
•	Level 2 inputs are other significant observable inputs (including the Investment Fund’s ability to be redeemed within 3 months of the reporting date at fair value).
•

Level 3 inputs are significant unobservable inputs and include restrictions on redemptions of the Investment Funds due to terms of the investment or gates, suspensions, etc. imposed by the Investment Fund such that the Fund cannot redeem at fair value within 3 months of the reporting date.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input, by strategy, as presented on the Schedule of Investments:

Investments in Investment Funds	Total Fair Value at 12/31/2012	Level 1	Level 2	Level 3
Diversified	$24,976,859	$ —	$24,976,859	$—
Event Driven - Core	25,972,177	—	17,246,459	8,725,718
Event Driven - Distressed	13,668,464	—	13,148,504	519,960
Long/Short Equities	46,049,163	—	29,316,070	16,733,093
Opportunistic/Macro	33,102,548	—	33,102,548	—
Relative Value	21,612,044	—	21,612,044	—
Short-Term Investment
Investment Company	690,820	690,820	—	—
Total Investments	$166,072,075	$ 690,820	$139,402,484	$25,978,771

J.P. Morgan Access Multi-Strategy Fund II

Notes to Schedule of Investments (continued)

December 31, 2012

(Unaudited)

The following is a summary of each strategy for which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Strategy		Balance as of March 31, 2012		Transfers into Level 3 (a)		Transfers out of Level 3 (a)		Net realized gain / (loss)		Net change in unrealized appreciation / depreciation		Purchases		Sales		Balance as of December 31, 2012
Event Driven - Core	$	4,433,520	$	–	$	–	$	–	$	342,198	$	3,950,000	$	–	$	8,725,718
Event Driven - Distressed		–		1,039,908		–		8,240		(18,676)		–		(509,512)		519,960
Long/Short Equities		8,839,488		–		–		–		1,593,605		6,300,000		–		16,733,093

Total	$	13,273,008	$	1,039,908	$	–	$	8,240	$	1,917,127	$	10,250,000	$	(509,512)	$	25,978,771

(a) The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to the Fund’s consideration of liquidity terms of its investments in the underlying Investment Funds and reflect the Fund’s ability (classified as Level 2) or inability (classified as Level 3) to redeem its investments in the underlying Investment Funds within 3 months from measurement date. Prior to September 30, 2012, the Fund used a 12 month threshold for determining whether an underlying Investment Fund was classified as Level 2 or Level 3. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

The change in unrealized appreciation/depreciation attributable to securities owned at December 31, 2012, which were valued using significant unobservable inputs (Level 3), is as follows:

Investments in Investment Funds	Net change in unrealized appreciation/ depreciation
Event Driven - Core	$342,198
Event Driven - Distressed	(18,676)
Long/Short Equities	1,593,605

Total	$1,917,127

Diversified

Portfolio Managers utilizing this strategy use two or more of the below strategies. Investment Funds within this strategy are generally subject to 45 - 75 day redemption notice periods. The Investment Funds have quarterly liquidity. Certain funds may have lock up periods of up to two years as of December 31, 2012.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Schedule of Investments (continued)

December 31, 2012

(Unaudited)

Event Driven - Core

Portfolio Managers utilizing this strategy invest in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy. Risk management and hedging techniques are typically employed by the Portfolio Managers to seek to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important element affecting the realized return. Portfolio Managers in this strategy may use leverage. Investment Funds within this strategy are generally subject to 60 - 70 day redemption notice periods. The Investment Funds have quarterly liquidity. Certain funds may have lock up periods of up to two years as of December 31, 2012.

Event Driven - Distressed

Portfolio Managers utilizing this strategy invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and sub-performing bank loans, and emerging market debt. Portfolios are usually concentrated in debt instruments. The Portfolio Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods. The Investment Funds have quarterly liquidity. Certain funds may have lock up periods of up to two years as of December 31, 2012.

Long/Short Equities

Portfolio Managers utilizing this strategy make long and short investments in equity securities that are deemed by the Portfolio Managers to be under or overvalued. The Portfolio Managers typically do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). The Portfolio Managers may specialize in a particular industry or may allocate holdings across industries. Although the strategy is more commonly focused on U.S. markets, a growing number of Portfolio Managers invest globally. Portfolio Managers in this strategy usually employ a low to moderate degree of leverage. Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods. The Investment Funds have monthly to quarterly liquidity. Certain funds may have lock up periods of up to two years as of December 31, 2012.

Opportunistic/Macro

Portfolio Managers utilizing this strategy invest in a wide variety of instruments using a broad range of strategies, often assuming an aggressive risk posture. Most Portfolio Managers utilizing this strategy rely on a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures and options are often used for hedging and speculation in order to quickly position a portfolio to profit from changing markets. The use of leverage varies considerably. Investment Funds within this strategy are generally subject to 2 - 75 day redemption notice periods. The Investment Funds have monthly to quarterly liquidity. Certain funds may have lock up periods of up to one year as of December 31, 2012.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Schedule of Investments (continued)

December 31, 2012

(Unaudited)

Relative Value

Portfolio Managers utilizing this strategy make simultaneous purchases and sales of similar securities to exploit pricing differentials or have long exposure in non-equity oriented beta opportunities (such as credit). The Portfolio Managers attempt to neutralize long and short positions to minimize the impact of general market movements. Different relative value strategies include convertible bond arbitrage, statistical arbitrage, pairs trading, yield curve arbitrage and basis trading. The types of instruments traded vary considerably depending on the Portfolio Manager’s relative value strategy. Because the strategy attempts to capture relatively small mispricings between two related securities, moderate to substantial leverage is often employed to produce attractive rates of return. Investment Funds within this strategy are generally subject to 30 - 60 day redemption notice periods. The Investment Funds have monthly to semi-annual liquidity. Certain funds may have lock up periods of up to one year as of December 31, 2012.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      J.P. Morgan Access Multi-Strategy Fund II

By (Signature and Title)*	/s/ Patricia A. Maleski
Patricia A. Maleski, Principal Executive Officer
(principal executive officer)

Date March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Patricia A. Maleski
Patricia A. Maleski, Principal Executive Officer
(principal executive officer)

Date March 1, 2013

By (Signature and Title)*	/s/ Timothy J. Stewart
Timothy J. Stewart, Principal Financial Officer
(principal financial officer)

Date March 1, 2013

*  Print the name and title of each signing officer under his or her signature.